Investments in associates and joint ventures - Statements of profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in associates and joint ventures
Revenue	$ 867,888	$ 1,150,715	$ 1,237,642
Loss for the year	(28,459)	(11,654)	64,435
Share in results	47,710	(1,144)	13,207
Minera Yanacocha S.R.L. [Member]
Investments in associates and joint ventures
Revenue	739,302	657,358	667,046
Loss for the year	(95,257)	(81,517)	(175,454)
Share in results	(41,580)	(35,582)	(76,585)
Sociedad Minera Cerro Verde Saa [Member]
Investments in associates and joint ventures
Loss for the year	390,377	119,710	349,881
Share in results	$ 76,451	$ 23,444	$ 68,521